PRODUCTION COSTS	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
PRODUCTION COSTS
PRODUCTION COSTS

		Years Ended December 31,
	2017	2016
Raw materials and consumables	$130,185	$163,304
Salaries and benefits	90,583	85,349
Contractors and outside services	102,064	100,557
Other expenses	19,808	1,717
Changes in inventory	5,506	(18,206)
	$348,146	$332,721